                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1.     Name and address of issuer:

        AAL Variable Annuity Account I
        4321 North Ballard Road
        Appleton, WI  54919

2.     Name of each series or class of funds for which this notice is filed:

        AAL Variable Product Large Company Stock Subaccount, AAL
        Variable Product Small Company Stock Subaccount, AAL Variable
        Product Bond Subaccount, AAL Variable Product Balanced Subaccount, AAL Variable Product Money Market Subaccount.

3.     Investment Company Act File Number:      811-8660

       Securities Act File Number:              33-82054

4.     Last day of fiscal year for which this notice is filed:  December 31,
       1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
       termination of the issuer's 24f-2 declaration:   [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       0

9. Number and aggregate sale price of securities sold during the fiscal year:

       8,956,446
       $ 47,604,879



































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                        AAL Variable Annuity Account I



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       8,956,446
       $ 47,604,879

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

       0
       $ 0

12.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during  the fiscal
              year in reliance on rule 24f-2 (from Item 10):                    $ 47,604,879
                                                                                -----------------------------------
       (ii)   Aggregate price of shares issued in connection with dividend
              reinvestment plans (from Item 11, if applicable):                 / 0

                                                                                -----------------------------------
       (iii)  Aggregate price of shares redeemed or repurchased during the
              fiscal year (if applicable):                                      - 364,399
                                                                                -----------------------------------
       (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
              (if applicable):                                                  / 0
                                                                                -----------------------------------
       (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):             47,240,480
                                                                                -----------------------------------
       (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
              C.6):                                                             x 1/2900
                                                                                -----------------------------------

       (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:           $ 16,289.82
                                                                                ===================================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 20, 1996

                                  SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/ MARK J. MAHONEY
                                 ----------------------------------------------

                                 Mark J. Mahoney, Assistant General Counsel
                                 ----------------------------------------------
                                 Aid Association for Lutherans

        Date February 16, 1996
             -----------------

 * Please print the name and title of the signing officer below the signature.
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                               [AAL-LETTERHEAD]

                                                February 15, 1996


Aid Association for Lutherans
4321 North Ballard Road
Appleton, WI  54919-0001

Ladies and Gentlemen:

        This opinion is furnished in connection with the filing by Aid Association for Lutherans ("AAL") of a Notice (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 (the "1940 Act") relating to the registration by AAL Variable Annuity Account I (the "Account") under the Securities Act of 1933 (the "1933 Act") of an indefinite number of units of interest (the "Units") under variable annuity contracts and certificates (the "Contracts"). These securities were registered by the filing under the 1933 Act of Pre-Effective Amendment No. 1 to the Registration Statement No. 33-82054 (the "Pre-Effective Amendment") which became effective on January 3, 1995. In reliance upon the Rule, a net amount of $47,240,480 in aggregate price of securities were sold in fiscal 1995. The Contracts are designed to provide fixed benefits under the plans and arrangements described in the prospectus included in the Pre-Effective Amendment, as amended (the "Prospectus").

        I have examined all such corporate records of AAL and such other documents and such laws as I consider appropriate as a basis for the opinion hereinafter expressed. On the basis of such examination, it is my opinion that:


        1. AAL is a corporation duly organized and validly existing under the laws of the State of Delaware.

        2. The Account was duly created pursuant to the provisions of the Wisconsin Statutes.

        3. The assets of the Account are owned by AAL; AAL is not a trustee with respect thereto. Under Wisconsin law, the income, gains and losses, whether or not realized, from assets allocated to the Account, are, in accordance with the Contracts, credited to or charged against such account, without regard to the other income, gains or losses of AAL.

        4. The Contracts provide that the portion of the assets of the Account equal to the reserves and other contract liabilities with respect to the Account shall not be chargeable with liabilities arising out of any other business AAL may conduct, and that AAL reserves the right to transfer assets of the Account in excess of such reserves and contract liabilities to the general account of AAL.
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                               [AAL-LETTERHEAD]




        5. The Contracts (including any Units duly credited thereunder) have been duly authorized, and each of the Contracts (including any such Units) constitutes a validly issued and binding obligation of AAL in accordance with its terms. Purchasers of the Contracts described in the Prospectus are subject only to the deductions, charges and fees set forth in such Prospectus.

                                                Sincerely


                                                /s/ Mark J. Mahoney
                                                -------------------
                                                Mark J. Mahoney
                                                Assistant General Counsel